Events after the reporting period - Additional Information (Details) - USD ($) $ in Thousands	Jul. 06, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Outstanding debt		$ 49	$ 4,028	$ 45
MX Capital Ltd | Loan Agreement | Second Tranche
Disclosure of financial assets [line items]
Outstanding debt	$ 13,000